FAIR VALUE MEASUREMENT - Additional Information (Detail) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Fair Value Disclosures [Abstract]
Debt trading securities debt maturities within one year fair value	¥ 1,203,995
Available for sale debt securities, maturity within one year	¥ 1,512,953